Employee Benefit Liabilities (Details) - Schedule of defined benefit plans - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of defined benefit plans [Abstract]
Defined benefit obligation	$ 113,540	$ 95,692
Fair value of plan assets	(98,421)	(84,053)
Net defined benefit liability	$ 15,119	$ 11,639